Pensions and Other Benefit Plans (Details 14) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Trust investments measured at fair value
Trust investments at fair value	$ 13,736	$ 13,433
Short-term investment funds [Member]
Trust investments measured at fair value
Trust investments at fair value	793	451
Government and agency securities [Member]
Trust investments measured at fair value
Trust investments at fair value	1,587	1,553
Debt Instruments [Member]
Trust investments measured at fair value
Trust investments at fair value	1,116	1,167
Equity Securities [Member]
Trust investments measured at fair value
Trust investments at fair value	6,700	6,782
Commingled Funds [Member]
Trust investments measured at fair value
Trust investments at fair value	3,416	3,209
Insurance Contracts [Member]
Trust investments measured at fair value
Trust investments at fair value	25	29
Other Assets [Member]
Trust investments measured at fair value
Trust investments at fair value	99	242
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Trust investments measured at fair value
Trust investments at fair value	6,912	6,909
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Short-term investment funds [Member]
Trust investments measured at fair value
Trust investments at fair value	161	80
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Government and agency securities [Member]
Trust investments measured at fair value
Trust investments at fair value	59	69
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Debt Instruments [Member]
Trust investments measured at fair value
Trust investments at fair value	1	5
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Equity Securities [Member]
Trust investments measured at fair value
Trust investments at fair value	6,682	6,744
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Commingled Funds [Member]
Trust investments measured at fair value
Trust investments at fair value	8	1
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Insurance Contracts [Member]
Trust investments measured at fair value
Trust investments at fair value	0	0
Quoted prices in active markets for identical assets and liabilities Level 1 [Member] | Other Assets [Member]
Trust investments measured at fair value
Trust investments at fair value	1	10
Significant other observable inputs Level 2 [Member]
Trust investments measured at fair value
Trust investments at fair value	6,676	6,341
Significant other observable inputs Level 2 [Member] | Short-term investment funds [Member]
Trust investments measured at fair value
Trust investments at fair value	632	371
Significant other observable inputs Level 2 [Member] | Government and agency securities [Member]
Trust investments measured at fair value
Trust investments at fair value	1,528	1,484
Significant other observable inputs Level 2 [Member] | Debt Instruments [Member]
Trust investments measured at fair value
Trust investments at fair value	1,106	1,149
Significant other observable inputs Level 2 [Member] | Equity Securities [Member]
Trust investments measured at fair value
Trust investments at fair value	2	14
Significant other observable inputs Level 2 [Member] | Commingled Funds [Member]
Trust investments measured at fair value
Trust investments at fair value	3,375	3,173
Significant other observable inputs Level 2 [Member] | Insurance Contracts [Member]
Trust investments measured at fair value
Trust investments at fair value	0	0
Significant other observable inputs Level 2 [Member] | Other Assets [Member]
Trust investments measured at fair value
Trust investments at fair value	33	150
Significant unobservable inputs Level 3 [Member]
Trust investments measured at fair value
Trust investments at fair value	148	183	160
Significant unobservable inputs Level 3 [Member] | Short-term investment funds [Member]
Trust investments measured at fair value
Trust investments at fair value	0	0
Significant unobservable inputs Level 3 [Member] | Government and agency securities [Member]
Trust investments measured at fair value
Trust investments at fair value	0	0
Significant unobservable inputs Level 3 [Member] | Debt Instruments [Member]
Trust investments measured at fair value
Trust investments at fair value	9	13	5
Significant unobservable inputs Level 3 [Member] | Equity Securities [Member]
Trust investments measured at fair value
Trust investments at fair value	16	24	15
Significant unobservable inputs Level 3 [Member] | Commingled Funds [Member]
Trust investments measured at fair value
Trust investments at fair value	33	35	26
Significant unobservable inputs Level 3 [Member] | Insurance Contracts [Member]
Trust investments measured at fair value
Trust investments at fair value	25	29	32
Significant unobservable inputs Level 3 [Member] | Other Assets [Member]
Trust investments measured at fair value
Trust investments at fair value	$ 65	$ 82	$ 82